Segmental information	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Segmental information
2. Segmental information
Revenue

Year ended 31 December	2023 $m	2022 Re-presented a $m	2021 Re-presented a $m

Americas	1,105	1,005	774

EMEAA	677	552	303

Greater China	161	87	116

Central	221	199	197

Revenue from reportable segments	2,164	1,843	1,390

System Fund and reimbursable revenues	2,460	2,049	1,517

Total revenue	4,624	3,892	2,907

a	Re-presented to combine System Fund and reimbursable revenues (see New accounting standards and other presentational changes).
Profit

Year ended 31 December	2023 $m	2022 $m	2021 $m

Americas	815	761	559

EMEAA	215	152	5

Greater China	96	23	58

Central	(107)	(108)	(88)

Operating profit from reportable segments	1,019	828	534

System Fund and reimbursable result	19	(105)	(11)

Operating exceptional items (note 6)	28	(95)	(29)

Operating profit	1,066	628	494

Net financial expenses	(52)	(96)	(139)

Fair value (losses)/gains on contingent purchase consideration	(4)	8	6

Profit before tax	1,010	540	361

Tax	(260)	(164)	(96)

Profit for the year	750	376	265
In 2022, operating profit from reportable segments included $6m relating to business insurance claims principally in the Americas region and $16m government support income relating to the EMEAA region. The net impact of government support income on operating profit from reportable segments was $6m after deducting additional variable rent of $10m which became payable as a direct result of the support received.

Non-cash
items included within operating profit from reportable segments

Year ended 31 December 2023	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m

Depreciation and amortisation a	24	12	4	27	67

Contract assets deduction in revenue	21	15	1	–	37

Equity-settled share-based payments cost	9	4	2	16	31

Share of profit of associates and joint ventures (excluding exceptional items)	(5)	(8)	–	–	(13)

Year ended 31 December 2022	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m

Depreciation and amortisation a	23	13	4	28	68

Contract assets deduction in revenue	18	13	1	–	32

Equity-settled share-based payments cost	8	4	2	14	28

Share of profit of associates (excluding exceptional items)	(1)	–	–	–	(1)

Year ended 31 December 2021	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m

Depreciation and amortisation a	30	18	6	44	98

Contract assets deduction in revenue	17	17	1	–	35

Equity-settled share-based payments cost	8	4	3	11	26

Share of losses of associates	7	1	–	–	8

a
Includes $17m (2022: $15m, 2021: $20m) relating to cost of sales in owned, leased and managed lease hotels and $50m (2022: $53m, 2021: $78m) relating to other assets. A further $83m (2022: $86m, 2021: $94m) was recorded within System Fund and reimbursable expenses.

Capital expenditure

Year ended 31 December 2023	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m

Capital expenditure per management reporting	128	35	3	87	253

Contract acquisition costs	(74)	(31)	(3)	–	(108)

Timing differences and other adjustments	1	(2)	–	(7)	(8)

Additions per the Group Financial Statements	55	2	–	80	137

Comprising additions to:

Goodwill and other intangible assets	–	–	–	53	53

Property, plant and equipment	4	2	–	15	21

Investment in associates	3	–	–	–	3

Other financial assets	48	–	–	12	60

	55	2	–	80	137

Year ended 31 December 2022	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m

Capital expenditure per management reporting	71	21	2	67	161

Contract acquisition costs	(47)	(16)	(1)	–	(64)

Lease incentives received	–	–	–	6	6

Timing differences and other adjustments	–	–	(1)	2	1

Additions per the Group Financial Statements	24	5	–	75	104

Comprising additions to:

Goodwill and other intangible assets	–	–	–	46	46

Property, plant and equipment	23	5	–	29	57

Investment in associates	1	–	–	–	1

	24	5	–	75	104

Geographical information

Year ended 31 December	2023 $m	2022 $m	2021 $m

Revenue

United Kingdom	263	243	142

United States	1,777	1,659	1,263

Rest of World	1,020	773	574

	3,060	2,675	1,979

System Fund revenues (note 32)	1,564	1,217	928

	4,624	3,892	2,907
For the purposes of the above table, fee business, owned, leased and managed lease and reimbursable revenues are determined according to the location of the hotel and other revenue is attributed to the country of origin. In addition to the United Kingdom, revenue relating to an individual country is separately disclosed when it represents 10% or more of total revenue. System Fund revenues are not included in the geographical analysis as the Group does not monitor the Fund’s revenue by location of the hotel or, in the case of the loyalty programme, according to the location where members consume their rewards.

31 December	2023 $m	2022 $m

Non-current assets

United Kingdom	100	102

United States	1,332	1,308

Rest of World	660	621

	2,092	2,031
For the purposes of the above table,
non-current
assets comprise goodwill and other intangible assets, property, plant and equipment, right-of-use
assets, investments in associates and joint ventures,
non-current
other receivables,
non-current
contract costs and
non-current
contract assets. In addition to the United Kingdom,
non-current
assets relating to an individual country are separately disclosed when they represent 10% or more of total non-current
assets, as defined above.